SUPPLEMENTAL CASH FLOW INFORMATION (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-cash Investing and Financing Activities [Abstract]
Unpaid acquisition of PPE		$ 304,531	$ 1,812,174	$ 644,507
Principal payment of financial lease	[1]	190,969	203,173	213,551
Capitalization of finance costs		$ 0	$ 607,452	$ 0

[1]	Cancelled through compensation with trade receivables with the creditor. See Note 13.